CERTNYS
File # 1-37541

NYSE

15008183

Received SEC

AUG 14 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

August 14, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.95% Notes due 2023 of Time Warner Inc. guaranteed by Historic TW Inc., Home Box Office, Inc. and Turner Broadcasting System, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte